Derivative Financial Instruments	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Derivative [Line Items]
Derivative Financial Instruments	Derivative Financial Instruments
As part of our compensation and employee retention strategy, we entered into contracts with key employees and independent contractors which contain embedded derivatives. These contracts are intended to compensate the employees or independent contractors for services provided and retain their future services. These embedded derivative instruments are issued in the form of phantom interests in Net Income, as defined by our board of directors, that grant the holder value equal to a percentage of Net Income multiplied by a price multiple, or contain an option that granted appreciation rights upon exercise, and which become exercisable upon occurrence of an initial public offering. All derivative instruments are recorded at fair value as derivative liabilities on our consolidated balance sheets.
As of June 30, 2021, there are embedded derivative instruments outstanding. The following table presents information on the location and amounts of derivative instruments gains and losses:

		Three Months Ended June 30,		Six Months Ended June 30,
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income Statement
Phantom Interests in Net Income	Other income, net	$394	$(1,124)	$—	$(997)
Phantom Interests in Net Income	General and administrative	2,388	—	2,388	—
Option	General and administrative	(662)	—	(662)	—
Total		$2,120	$(1,124)	$1,726	$(997)

See Fair Value Measurements note for more information regarding the valuation of our derivative instruments.
Derivative Financial Instruments
As part of our compensation and employee retention strategy, we entered into contracts with key employees and independent contractors which contain embedded derivatives. These embedded derivative instruments are issued in the form of phantom interests in Net Income, as defined by our board of directors, that grant the holder value equal to a percentage of Net Income multiplied by a price multiple. All derivative instruments are recorded at fair value as derivative liabilities on our consolidated balance sheets.
During the year ended December 31, 2018, we entered into a compensation agreement which contains an embedded derivative intended to compensate the employee for services provided and retain the employee’s future services. In connection with this arrangement, we received $306 in up-front payments that are reflected as cash flows from financing activities within the consolidated statement of cash flows.
As of December 31, 2020, there is one embedded derivative instrument outstanding. The following table presents information on the location and amounts of derivative instruments gains and losses:

		Year Ended December 31,
Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income Statement	2020	2019	2018
Phantom Interests in Net Income	Other income, net	$(3,069)	$(478)	$(217)
See Fair Value Measurements note for more information regarding the valuation of our derivative instruments.